Note 14 - Stock-based Compensation (Detail) - Schedule of Stock Option Plan Activity (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding	1,760,000	1,740,000	1,745,000
Outstanding (in Dollars per share)	$ 1.69
Options exercisable at the end of the period	1,668,750	1,606,250	1,095,414
Granted	250,000	30,000	25,000
Granted (in Dollars per share)	$ 0.77
Outstanding	2,010,000	1,760,000	1,740,000
Outstanding (in Dollars per share)	$ 1.57	$ 1.69